Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,419	£ 1,157
Borrowings	1,481	1,472
Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,003	955
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 982	£ 918
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	0.00%	1.44%
1.375% Euro notes 2025 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 0	£ 250
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 0	£ 247
3.75% GBP notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.93%	3.93%
Non-current borrowings	£ 356	£ 355
3.75% GBP notes 2030 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	356	355
3.75% GBP notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 338	£ 328
5.375% GBP notes 2034 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.60%	5.60%
Non-current borrowings	£ 350	£ 350
5.375% GBP notes 2034 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	350	350
5.375% GBP notes 2034 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	347	£ 343
Revolving credits facility [Member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	297
Revolving credits facility [Member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 297